Derivative Financial Instruments and Hedging	12 Months Ended
Mar. 31, 2017
Derivative Financial Instruments and Hedging

29. Derivative Financial Instruments and Hedging

Risk management policy

The Company and its subsidiaries manage interest rate risk through asset and liability management systems. The Company and its subsidiaries use derivative financial instruments to hedge interest rate risk and avoid changes in interest rates that could have a significant adverse effect on the Company’s results of operations. As a result of interest rate changes, the fair value and/or cash flow of interest sensitive assets and liabilities will fluctuate. However, such fluctuation will generally be offset by using derivative financial instruments as hedging instruments. Derivative financial instruments that the Company and its subsidiaries use as part of the interest risk management include interest rate swaps.

The Company and its subsidiaries utilize foreign currency borrowings, foreign exchange contracts and foreign currency swap agreements to hedge exchange rate risk that are associated with certain transactions and investments denominated in foreign currencies. Similarly, overseas subsidiaries generally structure their liabilities to match the currency-denomination of assets in each region. A certain subsidiary holds option agreements, futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.

By using derivative instruments, the Company and its subsidiaries are exposed to credit risk in the event of nonperformance by counterparties. The Company and its subsidiaries attempt to manage the credit risk by carefully evaluating the content of transactions and the quality of counterparties in advance and regularly monitoring the amount of notional principal, fair value, type of transaction and other factors pertaining to each counterparty.

(a) Cash flow hedges

The Company and its subsidiaries designate interest rate swap agreements, foreign currency swap agreements and foreign exchange contracts as cash flow hedges for variability of cash flows originating from floating rate borrowings and forecasted transactions and for exchange fluctuations. Net gains (losses) before deducting applicable taxes on derivative contracts were reclassified from accumulated other comprehensive income (loss) into earnings when earnings were affected by the variability in cash flows of the designated hedged item. The amounts of these net gains (losses) after deducting applicable taxes were net losses of ¥2,424 million, ¥838 million and gains of ¥1,694 million during fiscal 2015, 2016 and 2017, respectively. The amount of net gains (losses), which represent the ineffectiveness of cash flow hedges, ¥510 million of gains, ¥111 million of gains and ¥310 million of gains were recorded in earnings for fiscal 2015, 2016 and 2017, respectively. The amount of net derivative gains, ¥3,170 million, included in accumulated other comprehensive income (loss), net of applicable income taxes at March 31, 2017 will be reclassified into earnings within fiscal 2018.

(b) Fair value hedges

The Company and its subsidiaries use financial instruments designated as fair value hedges to hedge their exposure to interest rate risk and foreign currency exchange risk. The Company and its subsidiaries designate foreign currency swap agreements and foreign exchange contracts to minimize foreign currency exposures on lease receivables, loan receivables, borrowings and others, denominated in foreign currency. The Company and its subsidiaries designate interest rate swap to hedge interest rate exposure of the fair values of loan receivables. The Company and certain overseas subsidiaries, which issued medium-term notes or bonds with fixed interest rates, use interest rate swap agreements to hedge interest rate exposure of the fair values of these medium-term notes or bonds. In cases where the medium-term notes were denominated in other than the subsidiaries’ local currencies, foreign currency swap agreements are used to hedge foreign exchange rate exposure. A certain overseas subsidiary uses foreign currency long-term-debt to hedge foreign exchange rate exposure from unrecognized firm commitment. For fiscal 2015, 2016 and 2017, net gains of ¥21 million, net gains of ¥1 million and net losses of ¥2 million, respectively of hedge ineffectiveness associated with instruments designated as fair value hedges were recorded in earnings.

(c) Hedges of net investment in foreign operations

The Company uses foreign exchange contracts, borrowings and bonds denominated in the subsidiaries’ local currencies to hedge the foreign currency exposure of the net investment in overseas subsidiaries. The gains and losses of these hedging instruments were recorded in foreign currency translation adjustments, which is a part of other comprehensive income (loss).

(d) Derivatives not designated as hedging instruments

The Company and the subsidiaries entered into interest rate swap agreements, futures and foreign exchange contracts for risk management purposes which are not qualified for hedge accounting. A certain subsidiary holds option agreements, futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2015 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(610)	Finance revenues/Interest expense	¥32	—	¥0
Foreign exchange contracts	(1,908)	Other (income) and expense, net	1,356	—	0
Foreign currency swap agreements	(1,438)	Finance revenues/Interest expense/Other (income) and expense, net	(4,528)	Other (income) and expense, net	510

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location

Interest rate swap agreements	¥(1,298)	Finance revenues/Interest expense	¥1,318	Finance revenues/Interest expense

Foreign exchange contracts	(26,863)	Other (income) and expense, net	26,863	Other (income) and expense, net

Foreign currency swap agreements	(3,398)	Other (income) and expense, net	3,399	Other (income) and expense, net

Foreign currency long-term debt	(1,551)	Other (income) and expense, net	1,551	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(18,670)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥1,274	—	¥0
Borrowings and bonds in local currency	(6,968)	—	0	—	0

(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(127)	Other (income) and expense, net
Futures	(10,262)	Gains on investment securities and dividends Life insurance premiums and related investment income*
Foreign exchange contracts	(3,463)	Gains on investment securities and dividends Life insurance premiums and related investment income* Other (income) and expense, net
Credit derivatives held	71	Other (income) and expense, net
Options held/written and other	(16,175)	Other (income) and expense, net Life insurance premiums and related investment income*

*	Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2015 (see Note 23 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2016 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(4,463)	Finance revenues/Interest expense	¥(27)	—	¥0
Foreign exchange contracts	491	Other (income) and expense, net	2,608	—	0
Foreign currency swap agreements	(2,786)	Finance revenues/Interest expense/Other (income) and expense, net	(3,760)	Other (income) and expense, net	111

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(608)	Finance revenues/Interest expense	¥608	Finance revenues/Interest expense
Foreign exchange contracts	24,746	Other (income) and expense, net	(24,746)	Other (income) and expense, net
Foreign currency swap agreements	3,261	Other (income) and expense, net	(3,260)	Other (income) and expense, net
Foreign currency long-term debt	1,648	Other (income) and expense, net	(1,648)	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥18,209	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(57)	—	¥0
Borrowings and bonds in local currency	11,626	—	0	—	0

(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(95)	Other (income) and expense, net
Futures	1,092	Gains on investment securities and dividends Life insurance premiums and related investment income*
Foreign exchange contracts	470	Gains on investment securities and dividends Life insurance premiums and related investment income* Other (income) and expense, net
Credit derivatives held	109	Other (income) and expense, net
Options held/written and other	(272)	Other (income) and expense, net Life insurance premiums and related investment income*

*	Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2016 (see Note 23 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2017 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥1,757	Finance revenues/Interest expense	¥7	—	¥0
Foreign exchange contracts	(1,174)	Other (income) and expense, net	(136)	—	0
Foreign currency swap agreements	2,225	Finance revenues/Interest expense/Other (income) and expense, net	2,382	Other (income) and expense, net	310

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location

Interest rate swap agreements	¥(56)	Finance revenues/Interest expense	¥56	Finance revenues/Interest expense
Foreign exchange contracts	(4,463)	Other (income) and expense, net	4,463	Other (income) and expense, net
Foreign currency swap agreements	595	Other (income) and expense, net	(597)	Other (income) and expense, net
Foreign currency long-term debt	78	Other (income) and expense, net	(78)	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥2,300	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥858	—	¥0
Borrowings and bonds in local currency	8,908	—	0	—	0

(4) Derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥634	Other (income) and expense, net
Futures	(9,104)	Gains on investment securities and dividends Life insurance premiums and related investment income*
Foreign exchange contracts	4,602	Gains on investment securities and dividends Life insurance premiums and related investment income* Other (income) and expense, net
Credit derivatives held	(103)	Other (income) and expense, net
Options held/written and other	(2,324)	Other (income) and expense, net Life insurance premiums and related investment income*

*	Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2017 (see Note 23 “Life Insurance Operations”).

Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2016 and 2017 are as follows.

March 31, 2016

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥257,700	¥80	Other Assets	¥5,686	Other Liabilities
Futures, foreign exchange contracts	1,035,342	17,636	Other Assets	5,966	Other Liabilities
Foreign currency swap agreements	96,539	6,571	Other Assets	3,601	Other Liabilities
Foreign currency long-term debt	225,711	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥4,856	¥13	Other Assets	¥235	Other Liabilities
Options held/written and other*	246,068	8,789	Other Assets	3,637	Other Liabilities
Futures, foreign exchange contracts*	1,047,878	658	Other Assets	689	Other Liabilities
Credit derivatives held	3,380	0	—	56	Other Liabilities

*	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥46,926 million, futures contracts of ¥51,021 million and foreign exchange contracts of ¥20,884 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2016, respectively. Asset derivatives in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥3,332 million, ¥25 million and ¥568 million and liability derivatives include fair value of the futures and foreign exchange contracts before offsetting of ¥417 million and ¥98 million at March 31, 2016, respectively.

March 31, 2017

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥243,197	¥71	Other Assets	¥4,391	Other Liabilities
Futures, foreign exchange contracts	745,481	6,373	Other Assets	8,021	Other Liabilities
Foreign currency swap agreements	74,482	4,545	Other Assets	1,677	Other Liabilities
Foreign currency long-term debt	280,266	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥8,258	¥233	Other Assets	¥176	Other Liabilities
Options held/written and other*	224,064	5,804	Other Assets	1,071	Other Liabilities
Futures, foreign exchange contracts*	565,981	5,973	Other Assets	800	Other Liabilities
Credit derivatives held	6,942	0	—	159	Other Liabilities

*	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥46,063 million, futures contracts of ¥52,791 million and foreign exchange contracts of ¥16,690 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2017, respectively. Asset derivatives in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥1,708 million, ¥694 million and ¥57 million and liability derivatives include fair value of the futures and foreign exchange contracts before offsetting of ¥37 million and ¥45 million at March 31, 2017, respectively.

Certain of the Company’s derivative instruments contain provisions that require the Company to maintain an investment grade credit rating from each of the major credit rating agencies. If the Company’s credit rating were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment on derivative instruments that are in net liability positions. There are no derivative instruments with credit-risk-related contingent features that were in a net liability position on March 31, 2016 and 2017.